Leases - Schedule of Lease Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	$ 260,162	$ 149,903
Foreign currency translation	17,443	(4,724)
Addition during the year	103,935	187,852
Lease payments	(56,128)	(80,581)
Accretion of interest	6,179	7,712
Lease liabilities, Ending balance	331,591	260,162
Operating Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	83,067	81,297
Foreign currency translation	5,530	(2,524)
Addition during the year		57,528
Lease payments	(29,393)	(55,135)
Accretion of interest	835	1,901
Lease liabilities, Ending balance	60,039	83,067
Finance Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	177,095	68,606
Foreign currency translation	11,913	(2,200)
Addition during the year	103,935	130,324
Lease payments	(26,735)	(25,446)
Accretion of interest	5,344	5,811
Lease liabilities, Ending balance	$ 271,552	$ 177,095